Changes in non-cash working capital (increase) decrease - Summary of Changes in Non-cash Working Capital (Increase) Decrease (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Increase Decrease In Non-cash Working Capital [line items]
Accounts receivable	$ 53	$ 105
Accounts payable and accrued liabilities	143	149
Current assets held for sale [member]
Disclosure of Increase Decrease In Non-cash Working Capital [line items]
Accounts receivable	0	1
Accounts payable and accrued liabilities	$ 0	$ 1